UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Academy Select Opportunities Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 64.52%
	Book, Periodical and Music Stores - 0.43%
15,000	Borders Group, Inc. (a)	$25,800
	Commercial, Industrial Machinery, Equipment Rental and Leasing - 4.01%
10,000	Exterran Holdings, Inc. (a)	241,700
	Communications Equipment Manufacturing - 4.03%
50,000	ANADIGICS, Inc. (a)	243,000
	Computer Systems Design and Related Services - 2.44%
3,500	Accenture Plc	146,825
	Consumer Goods Rental - 2.64%
20,000	RSC Holdings, Inc. (a)	159,200
	Deep Sea, Coastal and Great Lakes Water Transportation - 1.66%
10,000	Seaspan Corp.	100,300
	Depository Credit Intermediation - 1.78%
10,744	Hampden Bancorp, Inc.	107,440
	Insurance Carriers - 10.11%
4	Berkshire Hathaway, Inc. - Class A (a)	487,200
1,500	Berkshire Hathaway, Inc. - Class B (a)	121,905
		609,105
	Land Subdivision - 4.83%
9,000	St. Joe Co. (a)	291,150
	Lessors of Real Estate - 4.56%
9,000	Tejon Ranch Co. (a)	274,680
	Medical Equipment and Supplies Manufacturing - 1.06%
5,000	Rochester Medical Corp. (a)	64,100
	Motion Picture and Video Industries - 5.18%
50,000	Lions Gate Entertainment Corp. (a)	312,000
	Natural Gas Distribution - 3.37%
9,000	Spectra Energy Corp.	202,770
	Navigational, Measuring, Electromedical and Control Instruments Manufacturing - 4.62%
15,000	Hologic, Inc. (a)	278,100
	Oil and Gas Extraction - 3.87%
5,000	Ultra Petroleum Corp. (a)	233,150
	Other Professional, Scientific and Technical Services - 2.60%
10,000	Total System Services, Inc.	156,600
	Petroleum and Coal Products Manufacturing - 1.63%
5,000	Valero Energy Corp.	98,500
	Pharmaceutical and Medicine Manufacturing - 1.00%
6,500	Xenoport, Inc. (a)	60,190
	Waste Treatment and Disposal - 4.70%
17,000	Covanta Holding Corp. (a)	283,220
	TOTAL COMMON STOCKS (Cost $3,996,131)	$3,887,830
Principal
Amount
	CONVERTIBLE BONDS - 1.96%
	Other Investment Pools and Funds - 1.96%
	Prologis
$ 50,000	1.875%, 11/15/2037	$47,125
75,000	2.625%, 05/15/2038	70,781
		117,906
	TOTAL CONVERTIBLE BONDS (Cost $51,118)	$117,906
Contracts
	PURCHASED OPTIONS - 2.81%
	Call Options
	Engine, Turbine and Power Transmission Equipment Manufacturing - 0.16%
	General Electric Co.
500	Expiration: January 2011, Exercise Price: $25.00	$10,000
	Financial Services - 0.42%
700	Bank of America Corp.
	Expiration: January 2011, Exercise Price: $25.00	25,200
	Health and Personal Care Stores - 0.65%
	CVS Caremark Corp.
600	Expiration: January 2011, Exercise Price: $45.00	39,000
	Put Options
	Other Investment Pools and Funds - 1.58%
	SPDR S&P 500 ETF Trust
200	Expiration: June 2010, Exercise Price: $110.00	35,000
200	Expiration: September 2010, Exercise Price: $105.00	52,000
200	Expiration: April 2010, Exercise Price: $100.00	1,000
200	Expiration: June 2010, Exercise Price: $95.00	7,200
		95,200
	TOTAL PURCHASED OPTIONS (Cost $282,998)	$169,400
Shares
	SHORT TERM INVESTMENTS - 33.02%
	Money Market Funds - 33.02%
1,989,700	Fidelity Institutional Government Portfolio, 0.040%	$1,989,700
	TOTAL SHORT TERM INVESTMENTS (Cost $1,989,700)	$1,989,700

	Total Investments (Cost $6,319,947) - 102.31%	$6,164,836
	Liabilities in Excess of Other Assets - (2.31)%	(139,073)
	TOTAL NET ASSETS - 100.00%	$6,025,763

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security.

	The accompanying notes are an integral part of these Schedules of Investments.

Academy Funds Trust
Notes to Schedule of Investments
March 31, 2010 (Unaudited)

1)  Significant Accounting Policies

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Academy Select Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$ 999,765	$ -	$ -	$ 999,765
Manufacturing	743,890	-	-	743,890
Mining, Quarrying, Oil and Gas Extraction	474,850	-	-	474,850
Information	468,600	-	-	468,600
Real Estate, Rental and Leasing	450,350	-	-	450,350
Transportation and Warehousing	303,070	-	-	303,070
Agriculture, Forestry, Fishing and Hunting	274,680	-	-	274,680
Professional, Scientific and Technical Services	146,825	-	-	146,825
Retail Trade	25,800	-	-	25,800
Total Equity	$ 3,887,830	$ -	$ -	$ 3,887,830
Fixed Income
Corporate Bonds	$ -	$ 117,906	$ -	$ 117,906
Total Fixed Income	$ -	$ 117,906	$ -	$ 117,906
Purchased Options	169,400	-	-	169,400
Short-Term Investments	1,989,700	-	-	1,989,700

Total Investments in Securities	$ 6,046,930	$ 117,906	$ -	$ 6,164,836

Transfers between levels are recognized at the end of the reporting period.  As of March 31, 2010, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2009.

Disclosures about Derivative Instruments and Hedging Activities

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2010 was as follows:

Derivatives not accounted for as hedging instruments	Fair Value
Purchased Options	$ 169,400

2)  Federal Tax Information

  The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows:1

Academy Select Opportunities Fund

Cost of Investments	$ 6,319,947

Gross unrealized appreciation	343,948
Gross unrealized depreciation	(499,059)
Net unrealized appreciation	$ (155,111)

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)    /s/ David Jacovini
David Jacovini, President

Date             5/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ David Jacovini
David Jacovini, President & Treasurer

Date             5/26/2010

* Print the name and title of each signing officer under his or her signature.